Accounting judgments, estimates and assumptions - Sensitivity to input parameters (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) item
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of share capital to calculate the fair value of complex share options granted	100
Amount of simulations performed | item	10,000
Share of durable items | Deferred revenue
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of increase	10.00%
Percentage of decrease	10.00%
Decrease in deferred revenue balance	$ 21,483
Increase in deferred revenue balance	$ 21,483
Share of consumable items | Deferred revenue
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of increase	10.00%
Percentage of decrease	10.00%
Decrease in deferred revenue balance	$ 6,258
Increase in deferred revenue balance	$ 6,258
Estimated lifespans | Deferred revenue
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of increase	10.00%
Percentage of decrease	10.00%
Decrease in deferred revenue balance	$ 33,782
Increase in deferred revenue balance	$ 31,057